Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions

Registration Rights Agreement

The Joint Venture, certain subsidiaries of the Joint Venture, McKesson and the Company are party to a registration rights agreement providing each of McKesson and the Legacy CHC Stockholders party thereto with customary demand and piggyback registration rights with respect to the Company’s common stock. These registration rights include the rights to register shares of the Company in an initial public offering, the rights to register shares of the Company during certain specified time windows and the rights to freely register shares of the Company after such specified time windows.

Separation and Distribution Agreement

Under the terms of the LLC Agreement, a subsidiary of McKesson organized as a limited liability company (“SpinCo”) entered into an agreement and plan of merger with the Company that provides, among other things, that SpinCo will convert to a corporation and merge with and into the Company immediately following a qualified McKesson exit, pursuant to which the stockholders of SpinCo will be entitled to receive a number of shares of Company common stock equal to the number of units held by SpinCo at the time of the merger. McKesson will also enter into a customary separation and distribution agreement with SpinCo prior to, and in connection with, a qualified McKesson exit.

Advances Received from the Joint Venture, Net

Under the terms of the LLC Agreement, the Joint Venture is required to periodically advance to its members amounts necessary to fund their respective tax obligations on an interim basis, subject to recoupment in the event that such advances exceed the final tax obligations of the respective Members for such year. Once the final tax obligations of each of the Members is determined for such year, the Joint Venture is obligated to formally distribute such amounts to the respective Members. To the extent that the amounts to be distributed were subject to interim advances, additional cash will be distributed only to the extent that the interim advances were insufficient to fund the respective Member’s final tax obligation. Distributions up to the amount of interim advances result in full settlement of any advances to the respective Member.

The Company repaid $9,869 of previous advances during the year ended March 31, 2019 and received advances of $15,828 and $0 during the year ended March 31, 2018 and the period from June 22, 2016 (inception) to March 31, 2017, respectively. Such amounts are classified within Due to the Joint Venture on the accompanying balance sheets.

Dilution

Under the terms of the LLC Agreement, the Company and the Joint Venture agreed to cooperate to ensure a 1:1 ratio of Company shares outstanding to units of the Joint Venture held by the Company for as long as the McKesson members hold units of the Joint Venture. Specifically, the parties agreed that:

•	In the event that the Company issues additional shares, the Joint Venture is required to issue a corresponding number of units to the Company.

•	Any net proceeds received by the Company with respect to a Company share must be concurrently contributed to the Joint Venture.

•	Any stock split or combination of other equity restructuring involving Company shares must be concurrent with an equivalent unit split or other equity restructuring of the Joint Venture.

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The Company may not redeem, repurchase or otherwise acquire any Company shares unless substantially simultaneously the Joint Venture redeems, repurchases, or otherwise acquires from the Company an equal number of units for the same price per security.

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The Joint Venture may not redeem, repurchase or otherwise acquire any units held by the Company unless substantially simultaneously the Company redeems, repurchases, or otherwise acquires an equal number of Company shares for the same price per security.

Services Provided to the Company by the Joint Venture

The Company generally has no substantive independent assets or operations apart from its investment in the Joint Venture. As a result, the Company receives certain services from the Joint Venture and its employees for which the Joint Venture is not reimbursed. These services include the utilization of office space and a portion of the salaries of the Company’s officers who are considered employees of the Joint Venture. In addition, the Joint Venture is responsible for funding certain costs incurred in connection with the Company’s contemplated initial public offering. Accordingly, the accompanying statements of operations reflect no expense related to these services for the years ended March 31, 2019 and 2018 or the period from June 22, 2016 to March 31, 2017, respectively.

Management Fees

Under the terms of the LLC Agreement, the Joint Venture is required to fund the cost of preparing for and executing an initial registration statement. Such costs may include legal, accounting and other professional service fees. To the extent that these fees are incurred for the benefit of the Joint Venture and funded by the Joint Venture, they are excluded from the Company’s financial statements. For other costs that are incurred by the Company for its benefit but funded by the Joint Venture, the reimbursement of such costs has been presented in the accompanying statements of operations as Management fees.

Letter Agreement

The Company, the Joint Venture, McKesson and certain of McKesson’s affiliates have entered into a letter agreement relating to the Contribution Agreement (the “Letter Agreement”). The Letter Agreement addresses miscellaneous tax-related matters, including (i) technical clarifications and modifications to the manner in which the Joint Venture allocates certain items of taxable income, loss and deduction among, and calculates and makes required tax distributions to, its members, (ii) the sharing of certain contingent tax benefits and expenses not addressed by the McKesson Tax Receivable Agreement or the tax matters agreement that the Company will enter into with McKesson in connection with a spin-off or split-off transaction (or a combination of the foregoing) that McKesson may, at its election, initiate and complete that would result, among other things, in the acquisition by the Company of all of McKesson’s LLC Units and the issuance by the Company to McKesson and/or McKesson’s securityholders of an equal number of shares of its common stock and (iii) procedures applicable in the case of certain tax proceedings.

In particular, pursuant to the terms of the Letter Agreement, McKesson may adjust the manner in which depreciation or amortization deductions in respect of assets transferred to the Joint Venture at the closing of the Joint Venture Transactions are allocated among the Company, McKesson and certain of McKesson’s affiliates. If McKesson chooses to allocate an amount of deductions to the Company in excess of a specified minimum threshold, the Company will be required to make cash payments to McKesson equal to 100% of the tax savings of the Company attributable to such excess deductions for any tax period ending prior to the date on which McKesson ceases to own at least 20% of the outstanding LLC Units of the Joint Venture, after which the terms of the McKesson Tax Receivable Agreement will control.